PARTY-IN-INTEREST TRANSACTIONS (Additional Information) (Details) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees	$ 203,196
EBP, Trustee [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees	$ 203,196
EBP, Trustee [Member] | Common Stock Fund [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Number of Shares	230,183	214,949
EBP, Shares Value	$ 11,150,064	$ 11,648,086
EBP, Change in Value of Stock	$ 1,208,483